FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flow from Operating Activities
Net income	¥ 228,753	$ 35,058	¥ 575,196	¥ 340,046
Share-based compensation	65,154	9,985	55,128	134,709
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(79,957)	(12,257)	(32,444)	(5,748)
Accrued expense and other current liabilities	(149,385)	(22,894)	86,221	119,887
Amount due to a related party	(3,584)	(549)	4,074	5,757
Other non-current liabilities	68,739	10,535	57,347	51,309
Cash Flow from Investing Activities
Amount due from related parties	583,457	89,419	(770,976)	(45,116)
Other investing activities	9	1	143	65
Cash Flow from Financing Activities
Cash and cash equivalents at beginning of the year	1,803,117
Cash and cash equivalents at end of the year	2,273,349	348,406	1,803,117
Parent Company
Cash Flow from Operating Activities
Net income	228,753	35,058	575,196	340,046
Equity in earnings of subsidiaries	(308,578)	(47,292)	(634,043)	(484,594)
Changes in operating assets and liabilities
Net Cash provided by (used in) Operating Activities	(12,791)	(1,962)	(764)	(2,232)
Cash Flow from Investing Activities
Amount due from related parties	(123,130)	(18,870)	(218,791)	(196,158)
Investment in subsidiaries	8,411	1,289	2,263	(10,056)
Other investing activities			97,976	(95,085)
Net Cash provided (used in) by Investing Activities	(114,719)	(17,581)	(118,552)	(301,299)
Cash Flow from Financing Activities
Net Cash provided by Financing Activities			45,609	652,391
Net increase/(decrease) in cash and cash equivalent	(127,510)	(19,543)	(73,707)	348,860
Effect of exchange rate changes	(66,457)	(10,184)	13,940	75,041
Cash and cash equivalents at beginning of the year	398,604	61,089	458,371	34,470
Cash and cash equivalents at end of the year	¥ 204,637	$ 31,362	¥ 398,604	¥ 458,371